Accounting policies and statement of compliance - Additional Information (Details) - EUR (€)		1 Months Ended	12 Months Ended				65 Months Ended
	Mar. 24, 2016	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [Line Items]
Defined contribution plan, contribution percentage			2.20%
Defined contribution plan, contribution percentage by employer			1.40%
Defined contribution plan, contribution percentage by employee			0.80%
Other long term benefits, years of service, threshold one	10 years		10 years
Other long term benefits, years of service, threshold two	15 years		15 years
Other long term benefits, years of service, threshold three	20 years		20 years
Percentage of work to be performed			98.10%				98.10%
Impairment of intangible assets			€ 0	€ 41,000,000	€ 0
PH5401 (anti-C5aR) rights acquired from Novo Nordisk A/S
Disclosure of initial application of standards or interpretations [Line Items]
Impairment of intangible assets		€ 41,000,000	€ 41,000,000	41,000,000			€ 0
Other intangible assets
Disclosure of initial application of standards or interpretations [Line Items]
Impairment of intangible assets				€ 0
Other intangible assets | Bottom of range
Disclosure of initial application of standards or interpretations [Line Items]
Amortisation period, intangible assets other than goodwill			1 year
Other intangible assets | Top of range
Disclosure of initial application of standards or interpretations [Line Items]
Amortisation period, intangible assets other than goodwill			3 years

[1]	The 2020 comparatives has been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.v and 17 of our consolidated financial statements appearing elsewhere in this Annual Report.